Consolidated Statements Of Operations And Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Expenses
Depreciation and amortization	$ 87		$ 98	$ 97	$ 97		$ 106	$ 114	$ 119	$ 194	$ 233	$ 292	$ 339	$ 391	$ 439		$ 467
Exploration expense	1,801		1,871	1,541	1,833		2,824	1,280	1,020	3,374	2,300	5,245	5,124	8,838	11,950	[1]	7,090	[1]
Impairment of oil and gas properties								3,335			3,335		3,335	2,900	3,335	[2]
Dry hole costs			(82)		767					767		685		685	40,003
General and administrative	3,427		4,807	6,199	5,431		4,003	6,830	6,501	11,630	13,331	16,437	17,334	26,012	21,428		25,217
Total expenses	5,315	16,167	6,694	7,837	8,128	51,023	6,933	11,559	7,640	15,965	19,199	22,659	26,132	38,826	77,155		32,774
Loss from Operations	(5,315)		(6,694)	(7,837)	(8,128)		(6,933)	(11,559)	(7,640)	(15,965)	(19,199)	(22,659)	(26,132)	(38,826)	(77,155)		(32,774)
Other non-operating income (expense)
Investment earnings and other	46		82	80	69		159	240	145	149	385	231	544	348	665		557
Unrealized gain (loss) on warrant derivatives	3,785		249	(1,641)	432		4,256	7,060	(2,516)	(1,209)	4,544	(960)	8,800	(600)	9,786	[3]	344	[3]
Interest expense	(1,198)		(19)	(34)	(92)		(806)	(2,186)	(3,553)	(126)	(5,739)	(145)	(6,545)	(1,590)	(7,159)	[4]	(3,787)	[4]
Debt conversion expense			(946)	20	(2,422)					(2,402)		(3,348)		(3,645)
Loss on extinguishment of debt								(13,132)			(13,132)		(13,132)	(5,425)	(13,132)	[5]
Other non-operating expense	(472)		(1,078)	(1,467)	(256)		(316)	(244)	(431)	(1,723)	(675)	(2,801)	(991)	(2,905)	(1,375)		(3,952)
Foreign currency transaction gain (loss)	91		(22)	(43)	(10)		(36)	(32)	(8)	(53)	(40)	(75)	(76)	(113)	(132)		(1,578)
Total other non-operating income (expense)	2,253		(1,734)	(3,085)	(2,279)		3,257	(8,294)	(6,363)	(5,364)	(14,657)	(7,098)	(11,400)	(13,930)	(11,347)		(8,416)
Income (Loss) from Continuing Operations Before Income Taxes	(3,062)	(22,999)	(8,428)	(10,922)	(10,407)	(50,970)	(3,676)	(19,853)	(14,003)	(21,329)	(33,856)	(29,757)	(37,532)	(52,756)	(88,502)		(41,190)
Income tax expense (benefit)	39	(90)	1,723	(1,022)	(1,220)	124	214	260	459	(2,242)	719	(519)	933	(609)	1,057	[6]	(184)	[6]
LOSS FROM CONTINUING OPERATIONS	(3,101)	(22,909)	(10,151)	(9,900)	(9,187)	(51,094)	(3,890)	(20,113)	(14,462)	(19,087)	(34,575)	(29,238)	(38,465)	(52,147)	(89,559)		(41,006)
NET INCOME FROM EQUITY AFFILIATE	49,471	7,745	20,299	22,829	16,896	18,235	18,476	18,284	18,456	39,725	36,740	60,024	55,216	67,769	73,451		66,291
Net Income (Loss) from Continuing Operations	46,370	(15,164)	10,148	12,929	7,709	(32,859)	14,586	(1,829)	3,994	20,638	2,165	30,786	16,751	15,622	(16,108)		25,285
Discontinued Operations:
Income (loss) from discontinued operations			(347)	(2,164)	(5,427)		(426)	96	(3,727)	(7,591)	(3,631)	(7,938)	(4,057)	(14,410)	(14,007)		1,760
Gain on sale of assets							36	103,933			103,933		103,969		106,000
Income tax expense on discontinued operations								(5,748)			(5,748)		(5,748)		(5,748)
DISCONTINUED OPERATIONS	(341)	(6,472)	(347)	(2,164)	(5,427)	(7,919)	(390)	98,281	(3,727)	(7,591)	94,554	(7,938)	94,164	(14,410)	86,245		1,760
Net Income	46,029	(21,636)	9,801	10,765	2,282	(40,778)	14,196	96,452	267	13,047	96,719	22,848	110,915	1,212	70,137		27,045
Less: Net Income Attributable to Noncontrolling Interest	9,932	1,511	4,050	4,540	3,322	3,527	3,592	3,639	3,419	7,862	7,058	11,912	10,650	13,423	14,177		12,670
Net income (loss) attributable to Harvest	36,097	(23,147)	5,751	6,225	(1,040)	(44,305)	10,604	92,813	(3,152)	5,185	89,661	10,936	100,265	(12,211)	55,960		14,375
NET INCOME (LOSS) ATTRIBUTABLE TO HARVEST PER COMMON SHARE (See Note 4 - Earnings Per Share):
Basic	$ 0.92	$ (0.59)	$ 0.15	$ 0.17	$ (0.03)	$ (1.30)	$ 0.31	$ 2.73	$ (0.10)	$ 0.14	$ 2.64	$ 0.30	$ 2.94	$ (0.33)	$ 1.64		$ 0.43
Diluted	$ 0.91	$ (0.59)	$ 0.15	$ 0.15	$ (0.02)	$ (1.30)	$ 0.28	$ 2.73	$ (0.10)	$ 0.13	$ 2.64	$ 0.30	$ 2.52	$ (0.33)	$ 1.64	[7]	$ 0.39	[7]
Comprehensive Income (Loss)	$ 36,097		$ 5,751	$ 6,225	$ (1,040)		$ 10,604	$ 92,813	$ (3,152)	$ 5,185	$ 89,661	$ 10,936	$ 100,265	$ (12,211)	$ 55,960		$ 14,375

[1]	For 2011, relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense of $2,210 thousand offset by a reclassification from exploration expense to impairment of oil and gas properties of $3,335 thousand for amounts that were erroneously classified as exploration expense. For 2010, relates to lease maintenance costs that were erroneously capitalized as oil and gas properties rather than as exploration expense.
[2]	Reclassification of impairment of oil and gas properties expense in 2011 of $3,335 thousand that was previously erroneously presented as exploration expense.
[3]	Represents change in fair value of the Warrants for the period. Such Warrants were previously erroneously classified as equity and were, therefore, not marked to market at the end of each reporting period.
[4]	The fair value of the Warrants was not appropriately determined at inception because certain features of the Warrants were not originally considered in the fair value calculation. The corrected fair value of the Warrants at inception exceeds the original valuation by $3,878 thousand. As a result of this change in the fair value of the Warrants, the original discount allocated to the debt was understated by approximately $3,878 thousand; therefore, the additional amortization of the discount on debt, which is a component of interest expense, was understated for each period the debt was outstanding. For 2011, income tax expense of $237 thousand was improperly classified as interest expense.
[5]	As noted in (c) above, the correction in the fair value of the Warrants and its classification as a liability resulted in an increased discount on debt which also impacted the resulting loss on extinguishment of debt originally recorded in May 2011 when the debt was retired.
[6]	Represents income tax improperly classified as interest expense.
[7]	In addition to the impact on EPS related to the adjustments described in (a) through (d) above and (f) and (g) below, diluted EPS has been adjusted to reflect an error in the calculation of the weighted average common shares outstanding for dilutive EPS as of December 31, 2011. The weighted average common shares utilized for the calculation of diluted EPS was erroneously 39,339 thousand rather than 34,117 thousand.